Cover	Sep. 29, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2020
Entity File Number	001-38760
Entity Registrant Name	Schultze Special Purpose Acquisition Corp.
Entity Central Index Key	0001754824
Entity Tax Identification Number	83-0891815
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Westchester Avenue
Entity Address, Address Line Two	Suite 632
Entity Address, City or Town	Rye Brook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10573
City Area Code	914
Local Phone Number	701-5260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one Warrant
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Warrant
Trading Symbol	SAMAU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SAMA
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	SAMAW
Security Exchange Name	NASDAQ